Earnings per Unit and Cash Distributions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended						12 Months Ended					3 Months Ended		12 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 First Target Distribution [Member]	Dec. 31, 2013 Second Target Distribution [Member]	Dec. 31, 2013 Third Target Distribution [Member]	Dec. 31, 2013 Minimum Quarterly Distribution [Member]	Dec. 31, 2013 Annual Distribution [Member]	Dec. 31, 2013 Additional Available Cash From Operating Surplus [Member] First Target Distribution [Member]	Dec. 31, 2013 Additional Available Cash From Operating Surplus [Member] Second Target Distribution [Member]	Dec. 31, 2013 Additional Available Cash From Operating Surplus [Member] Third Target Distribution [Member]	Dec. 31, 2013 Additional Available Cash From Operating Surplus [Member] Target Distribution Thereafter [Member]	Dec. 31, 2013 Common Units [Member]	Dec. 31, 2013 Common Units [Member] First Target Distribution [Member]	Dec. 31, 2013 Common Units [Member] Second Target Distribution [Member]	Dec. 31, 2013 Subordinated Units [Member]	Dec. 31, 2013 Subordinated Units [Member] Third Target Distribution [Member]	Apr. 30, 2013 General Partner Unit [Member]	Dec. 31, 2013 General Partner Unit [Member]	Dec. 31, 2013 General Partner Unit [Member] First Target Distribution [Member]	Dec. 31, 2013 General Partner Unit [Member] Second Target Distribution [Member]	Dec. 31, 2013 General Partner Unit [Member] Third Target Distribution [Member]	Dec. 31, 2013 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] First Target Distribution [Member]	Dec. 31, 2013 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] Second Target Distribution [Member]	Dec. 31, 2013 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] Third Target Distribution [Member]	Dec. 31, 2013 General Partner Unit [Member] Additional Available Cash From Operating Surplus [Member] Target Distribution Thereafter [Member]	Dec. 31, 2013 IDR Holders [Member]	Dec. 31, 2013 IDR Holders [Member] Additional Available Cash From Operating Surplus [Member] Second Target Distribution [Member]	Dec. 31, 2013 IDR Holders [Member] Additional Available Cash From Operating Surplus [Member] Third Target Distribution [Member]	Dec. 31, 2013 IDR Holders [Member] Additional Available Cash From Operating Surplus [Member] Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest												49.00%			49.00%
Number of common units outstanding												8,567,500			8,567,500
Percentage of partnership's units												100.00%			100.00%
Percentage of interest held by general partner																	2.00%	2.00%
Number of general partner units outstanding	349,694	349,694
Distribution, per unit						$ 0.375	$ 1.500
Percentage of operating surplus distributed to unitholders								98.00%	85.00%	75.00%	50.00%		98.00%	98.00%		98.00%		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%		13.00%	23.00%	48.00%
Distributions to each unitholder, Per unit	$ 0.752	$ 0.752	$ 0.43125	$ 0.46875	$ 0.5625																					$ 0.02